REVENUES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Revenues	$ 4,293.8	$ 4,181.0	$ 4,125.1
Head Office and Inter-segments
REVENUES
Revenues	(116.8)	(111.7)	(113.9)
Internet
REVENUES
Revenues	1,114.3	1,079.3	1,030.9
Cable television
REVENUES
Revenues	974.4	996.7	1,009.6
Mobile telephony
REVENUES
Revenues	600.7	534.4	469.8
Cable telephony
REVENUES
Revenues	341.1	368.6	397.8
Equipment sales
REVENUES
Revenues	269.8	233.5	219.0
Other
REVENUES
Revenues	180.1	169.5	160.7
Advertising
REVENUES
Revenues	339.8	352.4	390.2
Subscription
REVENUES
Revenues	210.5	201.6	206.8
Other
REVENUES
Revenues	187.7	174.6	172.9
Sports and Entertainment
REVENUES
Revenues	$ 192.2	$ 182.1	$ 181.3